Short-term Bills Payable - Summary of Short-term Bills Payable (Detail) $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Short Term Bills Payable [Abstract]
Commercial paper payable	$ 7,000,000,000		$ 0
Less: Discounts on commercial paper payable	(1,000,000)		0
Short-term bills payable	$ 6,999,000,000	$ 249	$ 0